Notes Payable - 2020 and 2021 Credit Agreements (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2021	May 31, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Proceeds from loan	$ 2,700
Notes Payable
Debt Instrument [Line Items]
Unamortized discount			$ 571
Notes Payable | 2020 Credit Agreement
Debt Instrument [Line Items]
Proceeds from loan		$ 25,000
Fixed interest rate		12.00%
Interest rate, portion paid in cash		8.00%
Interest rate, portion added to principal		4.00%
Unamortized discount			$ 200
Notes Payable | 2020 Credit Agreement | Series D Convertible Stock Warrants2019 [Member]
Debt Instrument [Line Items]
Warrants issued			750,000